Related Party transactions - Transactions and Balances Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transaction with related parties
Repayment of advances to related parties	$ (3,232,578)	$ (5,214,261)	$ (10,593,662)
Proceeds of advances from related parties	2,186,806	3,409,587	9,436,151
Proceeds of borrowings from related parties	11,000,000	10,000,000	6,000,000
Repayment of borrowings from related parties	(11,990,000)	(10,600,000)	(2,000,000)
Reimbursement to related parties	47,880	292,736	$ 331,956
Product sales (iv)	2,115,290	264,824
Purchases (v)	268,009	6,560
Proceeds from sale of equity interests in subsidiaries (Note 3)		710,392
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)		652,401
Gain from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	37,331	1,950,871
Balance amount with related parties
Payable due to related parties	(125,164)	(708)
Borrowings and interests due to related parties (ii)	(8,410,000)	(9,400,000)
Accounts payable - related parties	(118,183)	(3,045)
Founders, Members of Founders Immediate Families and Special Purpose Vehicles Controlled by Founders and Shareholders
Balance amount with related parties
Payable due to related parties	$ (125,164)	$ (708)